Related Party Transactions and Balances - Schedule of Relationships with Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Relationships with Related Parties [Line Items]
Total asset management income		$ 655	$ 871	$ 389
Total expense for referral of customers				115
Related Party [Member]
Schedule of Relationships with Related Parties [Line Items]
Total receivable from customers		46	220
Amount due from related parties		12	26
Total amount due to directors		(951)	(3)
Amount due to a related party			(6)
Grow World LPF [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	[1]	Entity controlled by Mr. Lok and Ms. Yao
Total asset management income		$ 1	10	40
Grow World II LPF [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties		Entity controlled by Mr. Lok and Ms. Yao
Total asset management income		$ 127	46
Solomon Capital Fund SPC [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties		Entity controlled by Mr. Lok and Ms. Yao
Total asset management income		$ 527	815	349
Total receivable from customers		42	200
Solomon Capital Fund SPC [Member] | Related Party [Member]
Schedule of Relationships with Related Parties [Line Items]
Amount due from related parties		$ 12	26
Tek Fong Group Limited [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties		Entity controlled by Mr. Lok and Ms. Yao
Total expense for referral of customers				45
Mr. Lok [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	[2]	Shareholder, Chief Executive Officer and director of the Company
Total expense for referral of customers				64
Total amount due to directors		$ (382)	(3)
Ms Yao [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	[3]	Shareholder and director of the Company
Total amount due to directors		$ (569)
Ms Yao [Member] | Related Party [Member]
Schedule of Relationships with Related Parties [Line Items]
Amount due to a related party			(6)
Mr. Shing Tak Tam (“Mr. Tam”) [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	[4]	Former Chief Executive Officer and director of the Company
Mr. Tam [Member]
Schedule of Relationships with Related Parties [Line Items]
Total expense for referral of customers				$ 6
Grow World LPF Two [Member]
Schedule of Relationships with Related Parties [Line Items]
Total receivable from customers			1
Grow World II LPF Two [Member]
Schedule of Relationships with Related Parties [Line Items]
Total receivable from customers		$ 4	$ 19

[1]	On August 2, 2024, Grow World LPF was no longer a related party to the Company, following a transfer of the Grow World LPF's ownership to a third party. Additionally, the Company ceased to be Grow World LPF's investment manager on August 6, 2024 and no income was recognized since August 6, 2024.
[2]	Mr. Lok was a director of the Company and had been appointed as the Chief Executive Officer with effect from March 19, 2025.
[3]	Ms. Yao was a director of SJFZ from October 2022 to April 2025 and had been appointed as a director of the Company with effect from March 19, 2025.
[4]	Mr. Tam has resigned as the Chief Executive Officer and a director of the Company, effective from March 18, 2025.